Unearned Revenue/Accrued Revenue, detail (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2013	Dec. 31, 2012
Deferred Revenue Arrangement [Line Items]
Current liability	$ 13,257	$ 18,205
Non-current liability	3,018	3,419
Total Unearned Revenue	16,275	21,624
Accrued Revenue
Resulting from varying charter rates Current asset	376	554
Resulting from varying charter rates Non Current asset	92	92
Total Accrued Revenue	468	646
Revenue received in advance of service provided
Deferred Revenue Arrangement [Line Items]
Current liability	2,148	3,935
Deferred revenue resulting from varying charter rates
Deferred Revenue Arrangement [Line Items]
Current liability	11,109	14,270
Non-current liability	$ 3,018	$ 3,419